Property, Plant and Equipment - Self Constructed PP&E and Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment
Property, plant and equipment	€ 1,760,053	€ 1,809,852	€ 1,644,402
Purchase commitments	39,675	39,773
Self-constructed property, plant and equipment
Property, Plant and Equipment
Property, plant and equipment	€ 52,218	€ 68,529